Document and Entity Information Document	Jun. 03, 2025
Entity Information [Line Items]
Entity Registrant Name	Logan Ridge Finance Corporation
Amendment Flag	false
Entity Central Index Key	0001571329
Document Type	8-K
Document Period End Date	Jun. 03, 2025
Entity Incorporation, State or Country Code	MD
Entity File Number	814-01022
Entity Tax Identification Number	90-0945675
Entity Address, Address Line One	650 Madison Avenue, 3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	891-2880
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	LRFC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false